CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 2,309	$ 1,867
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	36,198,638	35,336,728
Ordinary shares, shares outstanding	35,382,638	34,520,728
Treasury stock, shares	816,000	816,000